Note 9 - Deposits	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Deposit Liabilities Disclosures [Text Block]

Note 9 - Deposits

Deposits and the weighted average interest rate at December 31, 2014 and 2013 consist of the following:

	2014		2013
	Amount	Weighted Average Interest Rate	Amount	Weighted Average Interest Rate
	(Dollars in Thousands)
Non-interest bearing checking accounts	$640	--%	$--	--%
Passbook savings accounts	2,573	0.15	2,655	0.13
Statement savings accounts	5,655	0.37	5,496	0.31
eSavings accounts	19,203	0.74	14,938	0.64
Certificate of deposit accounts	96,334	1.70	80,235	1.73
	$124,405	1.42%	$103,324	1.46%

A summary of certificates of deposit by maturity at December 31, 2014 is as follows (in thousands):

Years ending December 31:
2015	$27,311
2016	27,719
2017	19,760
2018	13,322
2019	8,222
$96,334

The aggregate amount of certificates of deposit with a minimum denomination of $250,000 was $6.2 million and $3.5 million at December 31, 2014 and 2013, respectively.

A summary of interest expense for the years ended December 31, 2014 and 2013 is as follows:

	2014	2013
	(In Thousands)
Passbook savings accounts	$4	$5
Statement savings accounts	21	21
eSavings accounts	119	103
Certificate of deposit accounts	1,534	1,511
	$1,678	$1,640